WARRANTS	12 Months Ended
Dec. 31, 2021
WARRANTS
NOTE 13 - WARRANTS

NOTE 13 - WARRANTS

In the first quarter of 2019, the Corporation issued 2,500,000 warrants in connection with one private placement. Each warrant entitles the holder to acquire one common share of the Corporation at an exercise price of $8.00 with a five year term. The warrant was valued at $200,000.

During the second quarter at the year ended December 31, 2021, the Corporation issued 1,834,862 warrants in connection with one private placement. Each warrant entitles the holder to acquire one common share of the Corporation at an exercise price of $2.50 with a five year term. The warrant was valued at $330,277. In addition, the Corporation issued the associated security broker warrants to purchase up to 183,486 shares of common stock at an exercise price of $2.50 per share for its service. The warrant was valued at $220,457.

A detail of warrant activity for the years ended December 31, 2021, 2020 and 2019 is as follows:

Description	Number	Weighted average exercise price	Weighted average remaining contractual life (in years)
Outstanding 1-Jan-19	-	$-	-
Exercised	-	-	-
Granted	2,500,000-	8.00	-
Expired	-	-	-
Cancelled	-	-	-
Outstanding 31-Dec-19	2,500,000	$8.00	4.04
Exercised	-	-	-
Granted			-
Expired	-	-	-
Cancelled	-	-	-
Outstanding 31-Dec-20	2,500,000	$8.00	3.04
Exercised	-	-	-
Granted	2,018,348	2.50	-
Expired	-	-	-
Cancelled	-	-	-
Outstanding 31-Dec-21	4,518,348	$5.54	3.07